Long-Term Debt and Other Financial Liabilities, Leader Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Installment	Dec. 31, 2018 USD ($)	Mar. 06, 2015 USD ($)
Secured Credit Facilities [Abstract]
Principal amount outstanding	$ 185,509		$ 185,509	$ 198,607
Leader Alpha Bank Loan Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity					$ 8,750
Number of consecutive payment installments | Installment			4
Frequency of periodic payment			Quarterly
Installment payment	100	$ 250
Installment payments deferred		$ 503
Maturity date			Mar. 17, 2020
Principal amount outstanding	$ 5,303		$ 5,303